Ordinary Shares (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2023 shares
Ordinary Shares [Line Items]
ADS shares description		In January 2023, 9F Inc. completed an ADS ratio change from one ADS representing one ordinary share to one ADS representing twenty ordinary shares.
Amended and Restated Memorandum of Association
Ordinary Shares [Line Items]
Common stock, shares authorized		4,600,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.00001
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares outstanding		174,304,260		174,304,260
Designated shares	128,228,600
Number of votes		one
The option holder		1
Class A Ordinary Shares [Member] | Incentive Awards [Member]
Ordinary Shares [Line Items]
Share issued			4,142,985
Class A Ordinary Shares [Member] | Amended and Restated Memorandum of Association
Ordinary Shares [Line Items]
Ordinary shares issued				235,466,660
Ordinary shares outstanding		235,466,660
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized		200,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.00001
Ordinary shares outstanding		61,162,400		61,162,400
Designated shares	66,962,400
Number of votes		five
Class B Ordinary Shares [Member] | Amended and Restated Memorandum of Association
Ordinary Shares [Line Items]
Ordinary shares issued				235,466,660
Ordinary shares outstanding		235,466,660
Others [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized		200,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.00001
Common Stock [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized		4,600,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.00001
IPO [Member]
Ordinary Shares [Line Items]
Ordinary shares outstanding	195,191,000
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Share issued	8,085,000
IPO [Member] | ADS [Member]
Ordinary Shares [Line Items]
Share issued	8,085,000
Over-Allotment Option [Member]
Ordinary Shares [Line Items]
Net proceeds (in Yuan Renminbi) | ¥	¥ 463,065
Net of issuance cost (in Yuan Renminbi) | ¥	¥ 31,776